10. COMMON STOCK (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Number of option
Beginning Balance	9,223,000	9,135,500
Granted	4,985,000	1,882,000
Expired		(1,177,500)
Forfeited		(617,000)
Ending Balance	14,208,000	9,223,000
Weighted Average Exercise Price
Beginning Balance	$ 1.98	$ 2.16
Granted	$ 0.56	$ 1.22
Expired		$ 2.14
Forfeited		$ 2.05
Ending Balance	$ 1.48	$ 1.98